Organization and nature of business (Details Narrative) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	Jan. 31, 2024	Jul. 28, 2015	Mar. 31, 2024	Aug. 24, 2023	Jul. 13, 2022
Farmmi Canada
Noncontrolling Interest, Ownership Percentage by Parent					100.00%
Ownership			100.00%
Farmmi USA
Ownership			100.00%	100.00%
Hong Kong Co Farmmi Enterprise Member
Percentage of Ownership		100.00%
Zhejiang Farmmi Ecological Agriculture Technology Co.,
Percentage of Ownership	50.00%
Lishui Farmmi E-Commerce Co., Ltd
Percentage of Ownership	100.00%
Jiangxi Xiangbo Agriculture and Forestry Development Co. Ltd
Percentage of Ownership	100.00%
Yudu County Yada Forestry Co., Ltd
Percentage of Ownership	100.00%
Zhejiang Farmmi Healthcare Technology Co., Ltd
Percentage of Ownership	100.00%
Zhejiang Yiting Medical Technology Co., Ltd
Percentage of Ownership	100.00%
Farmmi International Limited
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Farmmi and Subsidiaries Member
Percent of companies product sale in china			99.90%
Total cash consideration	$ 6.0